Equity Method Investees (Tables) - Frontline [Member]	12 Months Ended
Dec. 31, 2017
Summarized Financial Information, Balance Sheet Data

Summarized financial information for Frontline is presented below:

(i)	Balance sheet data:

	December 31
	2017	2016
	$ in thousands
Assets:
Current assets	11,572	9,529
Non-current assets	2,649	2,554

Total assets	14,221	12,083

Liabilities:
Current liabilities	2,691	2,157
Non-current liabilities	2,356	2,167

Total liabilities	5,047	4,324

Summarized Financial Information, Operating Results Data
(ii)	Operating results data:

	Year ended December 31
	2017	2016	2015
	$ in thousands
Total revenues	28,862	23,768	27,795
Gross profit	24,045	18,719	23,053
Net income	9,048	6,890	11,699

Summarized Financial Information, Related Parties
(iii)	Other financial information included in the Company’s financial statements:

	Year ended December 31
	2017	2016	2015
	$ in thousands
Related parties transactions included in:
Cost of products sold	304	300	470
Selling, general and administrative expenses	(3,264)	(2,742)	(3,078)

	December 31
	2017	2016
	$ in thousands
Balances with related parties (included in trade payables)	5,419	4,639